Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (4,160)	$ (5,750)	$ (8,329)	$ (10,015)
Unrealized gains (losses)	8,462	(1,634)	20,632	3,818
Realized and unrealized loss on non-designated derivative instruments (note 10)	4,302	(7,384)	12,303	(6,197)
Unrealized gains (losses)			20,167	9,091
Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	(18,364)	7,089	2,586	6,251
Realized gains (losses)	(1,798)	(27,817)	(3,182)	(31,354)
Unrealized gains (losses)	(16,566)	34,906	5,768	37,605
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(4,310)	(4,610)	(8,788)	(9,285)
Unrealized gains (losses)	7,522	(1,866)	19,420	2,436
Realized and unrealized loss on non-designated derivative instruments (note 10)	3,212	(6,476)	10,632	(6,849)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	0	112	2	142
Realized and unrealized loss on non-designated derivative instruments (note 10)	0	112	2	142
Interest rate swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(1,005)	0	(610)
Unrealized gains (losses)	0	0	0	0
Realized and unrealized loss on non-designated derivative instruments (note 10)	0	(1,005)	0	(610)
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	150	(135)	459	(120)
Unrealized gains (losses)	940	120	1,210	1,240
Realized and unrealized loss on non-designated derivative instruments (note 10)	1,090	(15)	1,669	1,120
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	(18,364)	32,822	2,586	31,984
Realized gains (losses)	(1,798)	(2,084)	(3,182)	(5,621)
Unrealized gains (losses)	(16,566)	34,906	5,768	37,605
Cross-currency swap agreements termination | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	0	(25,733)	0	(25,733)
Realized gains (losses)	0	(25,733)	0	(25,733)
Unrealized gains (losses)	$ 0	$ 0	$ 0	$ 0